Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment

Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2014	2013
Land	$75,916	$77,113
Buildings	232,727	217,469
Furniture, fixtures and equipment	128,388	110,663

Total premises and equipment	437,031	405,245
Accumulated depreciation	(129,872)	(117,735)

Total premises and equipment, net	$307,159	$287,510

Schedule of Minimum Future Annual Rent Commitments

Minimum future annual rent commitments under lease agreements for the periods indicated are as follows:

(Dollars in thousands)
2015	$11,541
2016	9,878
2017	8,153
2018	7,333
2019	6,214
2020 and thereafter	31,860

$74,979